Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income and Expenses [Line Items]
Impairment losses	kr (99.0)	kr (154.0)
Gain on resolution of a commercial dispute	1,900.0
Provisions	11,715.0	11,706.0	kr 11,588.0
Vonage Holdings Corp [member]
Other Operating Income and Expenses [Line Items]
Impairment losses	(1.3)	kr (31.9)
Others [member]
Other Operating Income and Expenses [Line Items]
Provisions	(2,300.0)		(2,300.0)
IoT and other portfolio adjustments [member]
Other Operating Income and Expenses [Line Items]
Charges related to divestment of business	kr (1,000.0)		kr (1,000.0)